Accounts receivable - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Holdback receivable	$ 2,069		$ 2,069			$ 5,811
Interest and other income, net of bank charges	(6)	$ (147)	736	$ 502
Discontinued Operations, Disposed of by Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Held in escrow	9,391		9,391		€ 8,000
Holdback receivable	$ 6,493		6,493		€ 5,500
Interest and other income, net of bank charges			$ 649